Financial assets and liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair value through profit or loss
Financial assets and liabilities
Financial assets	$ 541,627
Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	18,182,057	$ 15,887,248
Accounts payable and accrued liabilities | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	3,933,114	3,912,350
Long-term debt | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	11,864,385	11,955,245
Other liabilities | Fair value through profit or loss
Financial assets and liabilities
Financial assets	286,858
Financial liabilities		1,255,741
Other liabilities | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities		19,653
Lease liabilities | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities	2,384,558
Derivative financial instrument | Fair value through profit or loss
Financial assets and liabilities
Financial assets	254,769
Financial liabilities		98,203
Fair value through profit or loss | Financial assets at amortized cost
Financial assets and liabilities
Financial liabilities		1,353,944
Financial assets at amortized cost
Financial assets and liabilities
Financial assets	23,266,001	33,373,295
Cash | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	19,222,195	30,687,183
Trade and other receivables | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	$ 4,058,136
Financial liabilities		$ 2,686,112